Equity (Defict) (Details) - Schedule of loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Schedule of loss per share [Abstract]
Loss for the period (in Dollars)	$ 16,955	$ 7,228	$ 4,575
Total number of ordinary shares	10,091,706	2,661,095	1,904,762
Weighted average number of ordinary shares	5,306,225	1,967,790	1,904,762
Basic and diluted loss per share (in Dollars per share)	$ (3.2)	$ (3.67)	$ (2.4)
Anti-dilutive potentially dilutive securities after the Reverse Stock Splits	5,915,664	340,219	396,324

[1]	Number of shares and basic and diluted loss per share in 2020 presented based on rights issuance and reverse stock splits.